Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 155,358,693	$ 153,234,224	$ 126,119,198
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	92,383,928	84,673,402	78,823,699
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	45,806,575	51,659,761	28,010,403
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	12,436,531	12,673,960	12,165,441
All other segments [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 4,731,659	$ 4,227,101	$ 7,119,655